Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Fixed Rate of Instruments [Abstract]
CET1 Capital	$ 55,605	$ 52,914
Tier 1 Capital	63,598	59,785
Total Capital	73,530	68,718
TLAC	122,053	114,402
Risk-Weighted Assets	428,860	424,197
Leverage Exposures	$ 1,480,736	$ 1,413,036
CET1 Ratio	13.00%	12.50%
Tier 1 Capital Ratio	14.80%	14.10%
Total Capital Ratio	17.10%	16.20%
TLAC Ratio	28.50%	27.00%
Leverage Ratio	4.30%	4.20%
TLAC Leverage Ratio	8.20%	8.10%